Document And Entity Information	May 12, 2025
Document Information [Line Items]
Entity, Registrant Name	OMEROS CORPORATION
Document, Type	8-K/A
Document, Period End Date	May 12, 2025
Entity, Incorporation, State or Country Code	WA
Entity, File Number	001-34475
Entity, Tax Identification Number	91-1663741
Entity, Address, Address Line One	201 Elliott Avenue West
Entity, Address, City or Town	Seattle
Entity, Address, State or Province	WA
Entity, Address, Postal Zip Code	98119
City Area Code	206
Local Phone Number	676-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	OMER
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Description	Form 8-K/A date of report 05-12-25
Amendment Flag	true
Entity, Central Index Key	0001285819